INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	21.00%	21.00%
State taxes	2.19%	3.63%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	0.46%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(1.81%)	0.00%
Change in valuation allowance:	(21.84%)	(24.63%)
Effective Income tax rate	0.00%	0.00%